Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of Income before Income Tax

	For the Year Ended December 31,
	2023	2024	2025
Mainland China	10,232,260	8,973,646	646,374
Non-Mainland China jurisdictions	219,503	341,978	650,761
Total income before income tax	10,451,763	9,315,624	1,297,135

Schedule of composition of income tax (benefit)/expense

	For the Year Ended December 31,
	2023	2024	2025
Current income tax expense
Mainland China	441,098	1,320,074	988,072
Non-Mainland China jurisdictions	5,127	107	95,127
Total current income tax expense	446,225	1,320,181	1,083,199
Deferred income tax benefit
Mainland China	(1,803,587)	(49,807)	(921,813)
Non-Mainland China jurisdictions	—	—	(3,679)
Total deferred income tax benefit	(1,803,587)	(49,807)	(925,492)
Total income tax (benefit)/expense
Mainland China	(1,362,489)	1,270,267	66,259
Non-Mainland China jurisdictions	5,127	107	91,448
Total income tax (benefit)/expense	(1,357,362)	1,270,374	157,707

Schedule of reconciliations of the income tax (benefit)/expense

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 3, Recent accounting pronouncements, reconciliations of the income tax expense computed by applying Mainland China statutory income tax rate of 25% to the Group’s income before income tax for the year ended December 31, 2025 was as follows (in thousands, except for percentages):

	For the Year Ended
	December 31, 2025
	Amount	Percent
Mainland China statutory income tax rate	324,284	25.0%
Domestic income taxes
Tax effect of tax-exempt entity and preferential tax rate	(618,638)	(47.7)%
Change in valuation allowance	483,390	37.3%
Tax effect of Super R&D Deduction	(402,584)	(31.0)%
Share-based compensation expenses and other non-deductible expense	422,068	32.5%
Other adjustments	24,090	1.9%
Non-Mainland China tax effects
Hong Kong
Non-taxable items	(102,694)	(7.9)%
Pillar Two	86,052	6.6%
Statutory tax rate difference between Hong Kong and Mainland China	(55,961)	(4.3)%
Other adjustments	2,379	0.2%
Cayman
Statutory tax rate difference between Cayman and Mainland China	(7,376)	(0.6)%
Other non-Mainland China jurisdictions	2,697	0.2%
Income tax expense	157,707	12.2%

	For the Year Ended December 31,
	2023	2024
Income before income tax	10,451,763	9,315,624
Income tax expense computed at Mainland China statutory income tax rate of 25%	2,612,941	2,328,906
Tax effect of tax‑exempt entity and preferential tax rate	(1,613,371)	(797,326)
Tax effect of Super R&D Deduction and others	(1,055,404)	(954,781)
Non‑deductible expenses	512,572	611,424
Change in valuation allowance	(1,814,100)	82,151
Income tax (benefit)/expense	(1,357,362)	1,270,374

Schedule of income tax holiday tax rates

	For the Year Ended December 31,
	2023	2024	2025
Tax effect of tax‑exempt entity and preferential tax rate	1,613,371	797,326	618,638
Effect of tax holiday on basic net earnings per share	0.82	0.40	0.31
Effect of tax holiday on diluted net earnings per share	0.76	0.37	0.29

Schedule of components of the group's deferred tax assets (liabilities)

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carryforwards	1,564,993	2,102,111
Warranty reserves	1,397,501	1,917,812
Others	378,106	413,950
Total deferred tax assets	3,340,600	4,433,873
Less: Valuation allowance	(381,506)	(876,765)
Deferred tax assets, net of valuation allowance	2,959,094	3,557,108
Deferred tax liabilities:
Accelerated tax depreciation and others	(1,264,976)	(909,589)
Fair value change of certain investments	(16,937)	(4,965)
Total deferred tax liabilities	(1,281,913)	(914,554)
Deferred tax assets, net	1,677,181	2,642,554

Schedule of movement of valuation allowance

	As of December 31,
	2024	2025
Valuation allowance
Balance at beginning of the year	299,355	381,506
Additions	88,236	495,259
Reversals	(6,085)	—
Balance at end of the year	381,506	876,765